SHAREHOLDERS' EQUITY (Details)	3 Months Ended						6 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) timesperyear	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011	Jun. 30, 2012 Restricted Share Unit Plan Minimum	Jun. 30, 2012 Restricted Share Unit Plan Maximum
Share-based compensation arrangements
Term of options granted under ESOP										2 years	3 years
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 12,000,000			$ 3,700,000
Number of times per year the employee benefit trust is funded (in times per year)			1
Common shares outstanding at June 30, 2012	171,169,405	171,169,405
Employees' stock options (in shares)	11,592,401	11,592,401							8,959,051
Warrants (in shares)	8,600,000	8,600,000
Restricted share unit plan (in shares)	273,980	273,980
Maximum number of common shares (in shares)	191,635,786	191,635,786
Stock options granted (in shares)	23,000	23,000		19,000	19,000		3,251,000	2,593,785
Granted, weighted average exercise price (in Canadian dollars per share)		36.98			76.46
Stock options, weighted average exercised (in shares)	15,250	15,250		53,169	53,169		15,250	217,388
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		39.46			63.39
Cash received from exercise of stock options (in U.S. dollars)	600,000			2,100,000			600,000	8,900,000
Stock options cancelled (in shares)	30,750	30,750					120,750	91,750
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		60.37			66.87
Stock options cancelled - Weighted-average exercise price (in Canadian dollars per share)		60.56
Stock options expired (in shares)	32,500	32,500					481,650
Stock options expired - weighted-average exercise price (in Canadian dollars per share)		47.49
Stock options expired - Weighted average exercise price (in Canadian dollars per share)		39.18
Net income per share
Net income for the period	$ 43,272,000			$ 68,825,000			$ 121,820,000	$ 114,089,000
Weighted average number of common shares outstanding - basic	170,985,000	170,985,000		169,029,000	169,029,000		170,937,000	168,949,000
Add : Dilutive impact of employee stock options (in shares)				1,087,000	1,087,000			1,087,000
Dilutive impact of warrants (in shares)				2,266,000	2,266,000			2,530,000
Dilutive impact of shares related to RSU plan	294,000	294,000		66,000	66,000		211,000	66,000
Weighted average number of common shares outstanding - diluted	171,279,000	171,279,000		172,448,000	172,448,000		171,148,000	172,632,000
Net income per share - basic (in dollars per share)	$ 0.25			$ 0.41			$ 0.71	$ 0.68
Net income per share - diluted (in dollars per share)	$ 0.25			$ 0.40			$ 0.71	$ 0.66
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)				2,046,346	2,046,346			718,696